Baird Ultra Short Bond Fund
Schedule of Investments, September 30, 2022 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
2.000%, 10/31/2022	$130,000,000	$129,921,182
0.125%, 12/31/2022	110,000,000	109,103,882
0.125%, 04/30/2023	120,000,000	117,314,063
0.125%, 05/31/2023	265,000,000	258,126,562
0.125%, 06/30/2023	150,000,000	145,640,625
2.625%, 06/30/2023	100,000,000	98,917,969
0.125%, 07/15/2023	200,000,000	193,695,312
Total U.S. Treasury Securities (Cost $1,060,881,813)		1,052,719,595	18.9%

Corporate Bonds
Industrials
AbbVie, Inc.,
2.900%, 11/06/2022	24,963,000	24,919,065
Adventist Health System,
3.378%, 03/01/2023	9,500,000	9,432,358
American Tower Corp.,
3.500%, 01/31/2023	3,622,000	3,610,661
AmerisourceBergen Corp.,
0.737%, 03/15/2023 (Callable 10/31/2022)	13,327,000	13,111,925
Avery Dennison Corp.,
3.350%, 04/15/2023 (Callable 01/15/2023)	5,561,000	5,520,049
Bayer US Finance II LLC,
3.875%, 12/15/2023 (Callable 11/15/2023) (2)	1,624,000	1,593,302
Boardwalk Pipelines LP,
3.375%, 02/01/2023 (Callable 11/01/2022)	34,377,000	34,327,013
Boeing Co.:
1.167%, 02/04/2023 (Callable 10/31/2022)	20,000,000	19,752,919
4.508%, 05/01/2023 (Callable 04/01/2023)	7,650,000	7,623,225
Boral Finance Pty Ltd.,
3.000%, 11/01/2022 (Callable 10/01/2022) (1)(2)	9,400,000	9,400,000
British Telecommunications PLC,
4.500%, 12/04/2023 (Callable 11/04/2023) (1)	9,000,000	8,917,748
CA Technologies,
4.500%, 08/15/2023 (Callable 05/15/2023)	4,970,000	4,921,747
Campbell Soup Co.,
3.650%, 03/15/2023 (Callable 02/15/2023)	3,676,000	3,657,610
Canadian Natural Resources Ltd.,
2.950%, 01/15/2023 (Callable 12/15/2022) (1)	28,143,000	28,003,487
Carlisle Companies, Inc.:
3.750%, 11/15/2022 (Callable 10/15/2022)	5,750,000	5,749,707
0.550%, 09/01/2023 (Callable 10/31/2022)	10,000,000	9,597,496
Celanese US Holdings LLC,
4.625%, 11/15/2022	16,252,000	16,251,877
CNH Industrial Capital LLC,
1.950%, 07/02/2023	13,844,000	13,550,092
CNH Industrial NV,
4.500%, 08/15/2023 (1)	5,595,000	5,561,486
CommonSpirit Health,
2.950%, 11/01/2022	11,055,000	11,043,603
Conagra Brands, Inc.:
3.200%, 01/25/2023 (Callable 10/31/2022)	41,256,000	41,018,763
0.500%, 08/11/2023 (Callable 10/31/2022)	7,000,000	6,743,100
ConocoPhillips Co.,
2.125%, 03/08/2024 (Callable 10/31/2022)	30,000,000	28,962,416
Continental Resources, Inc.,
4.500%, 04/15/2023 (Callable 01/15/2023)	1,310,000	1,303,437
Cytec Industries, Inc.,
3.500%, 04/01/2023 (Callable 01/01/2023)	5,000,000	4,958,634
Daimler Finance North America LLC:
3.350%, 02/22/2023 (2)	7,345,000	7,310,626
1.750%, 03/10/2023 (2)	4,841,000	4,778,541
DCP Midstream LLC,
3.875%, 03/15/2023 (Callable 12/15/2022)	3,760,000	3,713,000
Discovery Communications LLC,
2.950%, 03/20/2023 (Callable 02/20/2023)	20,837,000	20,654,183
Dollar General Corp.,
3.250%, 04/15/2023 (Callable 10/06/2022)	9,380,000	9,367,886
DR Horton, Inc.,
4.750%, 02/15/2023 (Callable 11/15/2022)	1,258,000	1,257,212
Enbridge, Inc.,
4.000%, 10/01/2023 (Callable 07/01/2023) (1)	4,034,000	3,998,534
Energy Transfer LP,
4.250%, 03/15/2023 (Callable 12/15/2022)	31,959,000	31,873,876
Energy Transfer Partners LP,
3.600%, 02/01/2023 (Callable 11/01/2022)	17,825,000	17,749,051
Eni SpA,
4.000%, 09/12/2023 (1)(2)	4,952,000	4,889,951
Enterprise Products Operating LLC,
3.350%, 03/15/2023 (Callable 12/15/2022)	13,025,000	12,933,564
Equifax, Inc.,
3.300%, 12/15/2022 (Callable 10/14/2022)	8,102,000	8,098,932
ERAC USA Finance LLC,
2.700%, 11/01/2023 (Callable 09/01/2023) (2)	4,640,000	4,515,599
Fidelity National Information Services, Inc.,
0.375%, 03/01/2023	5,985,000	5,884,931
Flex Ltd.,
5.000%, 02/15/2023 (1)	53,178,000	53,228,295
Fortune Brands Home & Security, Inc.,
4.000%, 09/21/2023 (Callable 08/21/2023)	42,945,000	42,337,817
Freeport-McMoRan, Inc.,
3.875%, 03/15/2023 (Callable 12/15/2022)	17,926,000	17,817,727
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (Callable 10/17/2022) (2)	9,880,000	9,839,334
General Mills, Inc.,
2.600%, 10/12/2022	6,334,000	6,332,074
General Motors Co.:
4.875%, 10/02/2023	22,499,000	22,406,304
5.400%, 10/02/2023	7,160,000	7,160,716
General Motors Financial Co., Inc.:
3.250%, 01/05/2023 (Callable 12/05/2022)	4,075,000	4,052,285
3.700%, 05/09/2023 (Callable 03/09/2023)	3,880,000	3,851,879
4.250%, 05/15/2023	3,063,000	3,050,809
Glencore Finance (Canada) Ltd.,
4.250%, 10/25/2022 (1)(2)	22,001,000	21,989,339
Glencore Funding LLC:
3.000%, 10/27/2022 (2)	6,112,000	6,100,014
4.125%, 05/30/2023 (2)	26,043,000	25,877,887
Global Payments, Inc.:
3.750%, 06/01/2023 (Callable 03/01/2023)	5,132,000	5,085,042
4.000%, 06/01/2023 (Callable 05/01/2023)	1,017,000	1,009,212
Gray Oak Pipeline LLC,
2.000%, 09/15/2023 (2)	27,445,000	26,525,867
GSK Consumer Healthcare Capital US LLC,
3.024%, 03/24/2024 (Callable 03/24/2023) (2)	14,375,000	13,906,079
Heineken NV,
2.750%, 04/01/2023 (1)(2)	15,000,000	14,852,318
Hewlett Packard Enterprise Co.,
2.250%, 04/01/2023 (Callable 03/01/2023)	21,585,000	21,336,973
HF Sinclair Corp.,
2.625%, 10/01/2023 (2)	8,264,000	7,998,116
Howard University,
2.738%, 10/01/2022	2,700,000	2,700,000
Huntington Ingalls Industries, Inc.,
0.670%, 08/16/2023 (Callable 10/11/2022)	17,977,000	17,334,058
Hyatt Hotels Corp.,
1.300%, 10/01/2023 (Callable 10/31/2022)	15,770,000	15,168,848
Hyundai Capital America:
2.850%, 11/01/2022 (2)	11,115,000	11,099,105
2.375%, 02/10/2023 (2)	26,456,000	26,223,187
0.800%, 01/08/2024 (2)	4,625,000	4,351,019
Infor, Inc.,
1.450%, 07/15/2023 (Callable 06/15/2023) (2)	6,255,000	6,035,074
International Flavors & Fragrances, Inc.,
3.200%, 05/01/2023 (Callable 02/01/2023)	6,000,000	5,959,790
Kerry Group Financial Services Unlimited Co.,
3.200%, 04/09/2023 (Callable 01/09/2023) (1)(2)	13,775,000	13,639,368
Kinder Morgan, Inc.:
3.150%, 01/15/2023 (Callable 12/15/2022)	18,562,000	18,475,501
5.625%, 11/15/2023 (Callable 08/15/2023) (2)	17,047,000	17,053,317
Leidos, Inc.,
2.950%, 05/15/2023 (Callable 04/15/2023)	4,545,000	4,489,642
LYB International Finance BV,
4.000%, 07/15/2023 (1)	23,642,000	23,500,725
Magallanes, Inc.,
3.528%, 03/15/2024 (Callable 03/15/2023) (2)	15,000,000	14,486,725
Marriott International, Inc.,
2.125%, 10/03/2022	27,199,000	27,199,000
Martin Marietta Materials, Inc.,
0.650%, 07/15/2023 (Callable 10/31/2022)	10,000,000	9,655,100
McKesson Corp.,
2.700%, 12/15/2022 (Callable 10/31/2022)	1,650,000	1,646,277
Microchip Technology, Inc.,
4.333%, 06/01/2023 (Callable 05/01/2023)	40,207,000	40,012,028
Mohawk Industries, Inc.,
3.850%, 02/01/2023 (Callable 11/01/2022)	30,686,000	30,666,162
Mosaic Co.,
3.250%, 11/15/2022 (Callable 10/31/2022)	20,547,000	20,521,892
MPLX LP,
4.500%, 07/15/2023 (Callable 04/15/2023)	505,000	502,594
Mylan, Inc.,
3.125%, 01/15/2023 (2)	32,441,000	32,268,550
National Fuel Gas Co.,
3.750%, 03/01/2023 (Callable 12/01/2022)	41,769,000	41,543,412
Newell Brands, Inc.,
4.100%, 04/01/2023 (Callable 10/19/2022)	9,561,000	9,556,134
Nissan Motor Acceptance Corp.,
3.450%, 03/15/2023 (2)	1,700,000	1,688,773
Nissan Motor Co. Ltd.,
3.043%, 09/15/2023 (1)(2)	11,805,000	11,476,349
NOVA Gas Transmission Ltd.,
7.875%, 04/01/2023 (1)	6,420,000	6,521,743
Nutrien Ltd.,
3.150%, 10/01/2022 (1)	2,406,000	2,406,000
Oracle Corp.:
2.500%, 10/15/2022	44,959,000	44,933,823
2.625%, 02/15/2023 (Callable 01/15/2023)	9,525,000	9,464,119
Pacific National Finance Pty Ltd.,
6.000%, 04/07/2023 (1)(2)	11,200,000	11,215,221
Penske Truck Leasing Co.:
4.250%, 01/17/2023 (2)	11,975,000	11,951,769
2.700%, 03/14/2023 (Callable 02/14/2023) (2)	11,610,000	11,487,165
4.125%, 08/01/2023 (Callable 07/01/2023) (2)	1,225,000	1,213,383
PerkinElmer, Inc.,
0.550%, 09/15/2023 (Callable 10/31/2022)	21,635,000	20,696,395
POSCO:
2.375%, 11/12/2022 (1)(2)	23,075,000	23,021,466
2.375%, 01/17/2023 (1)(2)	33,566,000	33,328,688
Reliance Steel & Aluminum Co.,
4.500%, 04/15/2023 (Callable 01/15/2023)	22,905,000	22,854,712
RELX Capital, Inc.,
3.500%, 03/16/2023 (Callable 02/16/2023)	35,342,000	35,115,355
Royalty Pharma PLC,
0.750%, 09/02/2023 (1)	43,644,000	41,792,590
RPM International, Inc.,
3.450%, 11/15/2022 (Callable 10/31/2022)	40,731,000	40,678,149
Ryder System, Inc.,
3.400%, 03/01/2023 (Callable 02/01/2023)	19,428,000	19,247,576
Sabine Pass Liquefaction LLC,
5.625%, 04/15/2023 (Callable 01/15/2023)	40,335,000	40,356,320
SES SA,
3.600%, 04/04/2023 (1)(2)	27,759,000	27,363,241
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (Callable 07/23/2023) (1)	5,029,000	4,918,160
Sky Ltd.,
3.125%, 11/26/2022 (1)(2)	5,000,000	4,991,792
Skyworks Solutions, Inc.,
0.900%, 06/01/2023 (Callable 10/17/2022)	16,144,000	15,662,505
Southern Copper Corp.,
3.500%, 11/08/2022	25,044,000	24,985,272
Southern Natural Gas Co. LLC,
0.625%, 04/28/2023 (Callable 10/31/2022) (2)	9,109,000	8,859,153
Sprint Corp.,
7.875%, 09/15/2023	40,195,000	40,605,592
Stellantis NV,
5.250%, 04/15/2023 (1)	37,547,000	37,439,616
Teck Resources Ltd.,
3.750%, 02/01/2023 (Callable 11/01/2022) (1)	7,597,000	7,546,189
Teledyne Technologies, Inc.,
0.650%, 04/01/2023	23,400,000	22,973,422
Texas Eastern Transmission LP,
2.800%, 10/15/2022 (2)	3,073,000	3,071,226
Thermo Fisher Scientific, Inc.,
0.797%, 10/18/2023 (Callable 10/31/2022)	25,000,000	24,050,000
Time Warner Entertainment Co. LP,
8.375%, 03/15/2023	7,878,000	7,987,425
Toll Brothers Finance Corp.,
4.375%, 04/15/2023 (Callable 01/15/2023)	3,000,000	2,984,092
Triton Container International Ltd.,
0.800%, 08/01/2023 (1)(2)	40,772,000	38,904,267
Verizon Communications, Inc.,
4.005%, 05/15/2025 (3 Month LIBOR USD + 1.100%)(Callable 03/15/2025) (3)	4,000,000	4,020,459
Vodafone Group PLC,
2.950%, 02/19/2023 (1)	4,306,000	4,283,333
Volkswagen Group of America Finance LLC:
0.750%, 11/23/2022 (2)	5,300,000	5,275,332
3.125%, 05/12/2023 (2)	14,666,000	14,502,181
Walgreens Boots Alliance, Inc.,
0.950%, 11/17/2023 (Callable 10/31/2022)	30,000,000	28,718,871
Walt Disney Co.,
8.875%, 04/26/2023	2,450,000	2,510,098
Whirlpool Corp.,
3.700%, 03/01/2023	10,609,000	10,564,233
Williams Companies, Inc.,
3.700%, 01/15/2023 (Callable 10/15/2022)	54,359,000	54,319,616
Total Industrials (Cost $1,973,323,034)		1,951,388,872	35.1%

Utilities
Alliant Energy Finance LLC,
3.750%, 06/15/2023 (Callable 05/15/2023) (2)	14,870,000	14,680,998
Black Hills Corp.,
4.250%, 11/30/2023 (Callable 08/30/2023)	5,846,000	5,820,848
CenterPoint Energy Resources Corp.,
0.700%, 03/02/2023 (Callable 10/31/2022)	6,984,000	6,855,481
Dominion Energy, Inc.,
2.450%, 01/15/2023 (2)	45,010,000	44,757,155
DTE Energy Company,
2.250%, 11/01/2022	3,000,000	2,995,058
Evergy Metro, Inc.,
3.150%, 03/15/2023 (Callable 12/15/2022)	2,883,000	2,865,931
Eversource Energy,
2.800%, 05/01/2023 (Callable 02/01/2023)	2,330,000	2,305,756
Georgia Power Co.,
5.750%, 04/15/2023	6,431,000	6,459,351
Indiana Michigan Power Co.,
3.200%, 03/15/2023 (Callable 12/15/2022)	11,336,000	11,286,165
ITC Holdings Corp.,
4.050%, 07/01/2023 (Callable 04/01/2023)	3,925,000	3,893,518
NextEra Energy Capital Holdings, Inc.,
3.254%, 02/22/2023 (3 Month LIBOR USD + 0.270%)(Callable 10/31/2022) (3)	8,500,000	8,475,345
Niagara Mohawk Power Corp.,
2.721%, 11/28/2022 (2)	12,000,000	11,963,932
Public Service Enterprise Group, Inc.:
2.650%, 11/15/2022 (Callable 10/15/2022)	32,517,000	32,466,000
0.841%, 11/08/2023 (Callable 10/31/2022)	9,910,000	9,450,584
Virginia Electric and Power Co.,
2.750%, 03/15/2023 (Callable 12/15/2022)	4,672,000	4,625,466
Washington Gas Light Co.,
6.650%, 03/20/2023	9,112,000	9,192,729
Xcel Energy, Inc.,
0.500%, 10/15/2023 (Callable 09/15/2023)	6,080,000	5,796,021
Total Utilities (Cost $185,747,623)		183,890,338	3.3%

Financials
AerCap Holdings NV:
3.300%, 01/23/2023 (Callable 12/23/2022) (1)	5,997,000	5,963,417
4.125%, 07/03/2023 (Callable 06/03/2023) (1)	9,925,000	9,847,314
4.500%, 09/15/2023 (Callable 08/15/2023) (1)	22,955,000	22,624,448
1.150%, 10/29/2023 (1)	2,200,000	2,089,846
AIB Group PLC,
4.750%, 10/12/2023 (1)(2)	6,018,000	5,937,046
Air Lease Corp.:
2.250%, 01/15/2023	1,663,000	1,648,988
2.750%, 01/15/2023 (Callable 12/15/2022)	8,250,000	8,202,561
3.875%, 07/03/2023 (Callable 06/03/2023)	31,274,000	31,006,004
Ally Financial, Inc.:
3.050%, 06/05/2023 (Callable 05/05/2023)	3,265,000	3,230,528
1.450%, 10/02/2023 (Callable 09/02/2023)	20,157,000	19,458,133
Anthem, Inc.,
2.950%, 12/01/2022 (Callable 11/01/2022)	43,920,000	43,830,524
Aon Corp.,
2.200%, 11/15/2022	4,840,000	4,828,213
Banco Bilbao Vizcaya Argentaria SA,
0.875%, 09/18/2023 (1)	5,088,000	4,888,805
Banco Santander SA,
3.848%, 04/12/2023 (1)	8,400,000	8,338,260
Bank of America Corp.:
3.004%, 12/20/2023 (3 Month LIBOR USD + 0.790%)(Callable 12/20/2022) (3)	40,863,000	40,646,039
0.523%, 06/14/2024 (SOFR + 0.410%)(Callable 06/14/2023) (3)	10,000,000	9,658,143
Bank of Nova Scotia,
0.400%, 09/15/2023 (1)	28,133,000	26,932,998
Barclays PLC,
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%)(Callable 05/16/2023) (1)(3)	41,162,000	40,689,552
BGC Partners, Inc.,
5.375%, 07/24/2023	10,296,000	10,288,278
BPCE SA,
5.700%, 10/22/2023 (1)(2)	35,735,000	35,331,319
Capital One Financial Corp.:
2.600%, 05/11/2023 (Callable 04/11/2023)	24,926,000	24,636,919
1.343%, 12/06/2024 (SOFR + 0.690%)(Callable 12/06/2023) (3)	5,305,000	5,038,831
Citigroup, Inc.,
0.776%, 10/30/2024 (SOFR + 0.686%)(Callable 10/30/2023) (3)	43,225,000	41,049,024
Cooperatieve Rabobank UA:
3.950%, 11/09/2022 (1)	32,861,000	32,855,401
4.625%, 12/01/2023 (1)	6,048,000	6,013,288
Credit Suisse AG,
1.000%, 05/05/2023 (1)	6,425,000	6,262,769
Credit Suisse Group AG:
2.997%, 12/14/2023 (3 Month LIBOR USD + 1.200%)(Callable 12/14/2022) (1)(2)(3)	5,650,000	5,606,172
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%)(Callable 06/12/2023) (1)(2)(3)	20,842,000	20,427,995
Danske Bank A/S,
1.171%, 12/08/2023 (1 Year CMT Rate + 1.030%)(Callable 12/08/2022) (1)(2)(3)	39,457,000	39,091,845
Deutsche Bank AG:
3.950%, 02/27/2023 (1)	1,759,000	1,750,949
2.222%, 09/18/2024 (SOFR + 2.159%)(Callable 09/18/2023) (1)(3)	42,078,000	40,076,250
Discover Bank:
3.350%, 02/06/2023 (Callable 01/06/2023)	42,018,000	41,837,835
4.682%, 08/09/2028 (5 Year Swap Rate USD + 1.730%)(Callable 08/09/2023) (3)	10,189,000	9,770,327
Discover Financial Services,
3.850%, 11/21/2022	6,114,000	6,106,252
F.N.B. Corporation,
2.200%, 02/24/2023 (Callable 01/24/2023)	13,257,000	13,071,986
First Horizon National Corp.,
3.550%, 05/26/2023 (Callable 04/26/2023)	26,728,000	26,464,431
Globe Life, Inc.,
7.875%, 05/15/2023	1,975,000	2,007,302
Goldman Sachs Group, Inc.:
0.627%, 11/17/2023 (SOFR + 0.538%)(Callable 11/17/2022) (3)	14,807,000	14,717,417
1.217%, 12/06/2023 (Callable 12/06/2022)	5,000,000	4,793,833
0.673%, 03/08/2024 (SOFR + 0.572%)(Callable 03/08/2023) (3)	8,755,000	8,559,046
0.925%, 10/21/2024 (SOFR + 0.486%)(Callable 10/21/2023) (3)	16,930,000	16,069,118
HSBC Holdings PLC:
3.033%, 11/22/2023 (3 Month LIBOR USD + 0.923%)(Callable 11/22/2022) (1)(3)	38,830,000	38,679,358
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%)(Callable 05/18/2023) (1)(3)	1,290,000	1,273,507
Humana, Inc.,
0.650%, 08/03/2023 (Callable 10/11/2022)	20,000,000	19,311,807
JPMorgan Chase & Co.,
3.797%, 07/23/2024 (3 Month LIBOR USD + 0.890%)(Callable 07/23/2023) (3)	25,174,000	24,829,886
Liberty Mutual Group, Inc.,
4.250%, 06/15/2023 (2)	12,450,000	12,333,575
Lloyds Bank PLC,
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%)(Callable 11/07/2022) (1)(3)	57,698,000	57,563,307
M&T Bank Corp.,
3.650%, 12/06/2022 (Callable 10/06/2022)	54,914,000	54,912,598
Macquarie Group Ltd.,
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%)(Callable 11/28/2022) (1)(2)(3)	8,433,000	8,407,666
Markel Corp.,
3.625%, 03/30/2023	1,520,000	1,512,925
Mitsubishi UFJ Financial Group, Inc.:
3.455%, 03/02/2023 (1)	22,237,000	22,132,486
0.848%, 09/15/2024 (1 Year CMT Rate + 0.680%)(Callable 09/15/2023) (1)(3)	15,700,000	14,975,356
Mizuho Financial Group, Inc.:
1.241%, 07/10/2024 (SOFR + 1.252%)(Callable 07/10/2023) (1)(3)	22,209,000	21,484,648
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%)(Callable 09/11/2023) (1)(3)	21,756,000	21,343,409
Morgan Stanley:
3.750%, 02/25/2023	25,995,000	25,921,434
0.560%, 11/10/2023 (SOFR + 0.466%)(Callable 11/10/2022) (3)	23,014,000	22,887,739
MUFG Union Bank NA,
2.100%, 12/09/2022 (Callable 11/09/2022)	4,750,000	4,726,942
National Bank of Canada:
2.150%, 10/07/2022 (1)(2)	4,609,000	4,608,302
2.100%, 02/01/2023 (1)	1,540,000	1,524,526
Nationwide Building Society,
4.363%, 08/01/2024 (3 Month LIBOR USD + 1.392%)(Callable 08/01/2023) (1)(2)(3)	20,217,000	19,925,639
NatWest Group PLC:
2.359%, 05/22/2024 (1 Year CMT Rate + 2.150%)(Callable 05/22/2023) (1)(3)	6,538,000	6,384,410
4.519%, 06/25/2024 (3 Month LIBOR USD + 1.550%)(Callable 06/25/2023) (1)(3)	11,675,000	11,536,118
Reliance Standard Life Global Funding II,
2.150%, 01/21/2023 (2)	725,000	718,915
Santander Holdings USA, Inc.,
3.400%, 01/18/2023 (Callable 12/18/2022)	6,600,000	6,572,214
SMBC Aviation Capital Finance DAC,
4.125%, 07/15/2023 (Callable 06/15/2023) (1)(2)	5,075,000	5,015,043
Standard Chartered PLC:
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%)(Callable 03/15/2023) (1)(2)(3)	11,718,000	11,602,770
0.991%, 01/12/2025 (1 Year CMT Rate + 0.780%)(Callable 01/12/2024) (1)(2)(3)	8,575,000	8,029,880
Sumitomo Mitsui Banking Corp.,
3.000%, 01/18/2023 (1)	4,175,000	4,159,328
Synovus Financial Corp.,
3.125%, 11/01/2022 (Callable 10/31/2022)	14,407,000	14,383,362
Trinity Acquisition PLC,
4.625%, 08/15/2023 (1)	5,948,000	5,935,755
Wells Fargo & Co.,
1.654%, 06/02/2024 (SOFR + 1.600%)(Callable 06/02/2023) (3)	43,150,000	42,136,541
Total Financials (Cost $1,206,711,641)		1,196,476,852	21.5%
Total Corporate Bonds (Cost $3,365,782,298)		3,331,756,062	59.9%

Municipal Bonds
City of New York NY:
2.900%, 04/01/2042 (Optional Put Date 10/03/2022) (4)	10,025,000	10,025,000
2.850%, 10/01/2046 (Optional Put Date 10/03/2022) (4)	1,700,000	1,700,000
Golden State Tobacco Securitization Corp.,
1.850%, 06/01/2031	4,210,000	4,122,948
Louisiana Stadium & Exposition District,
1.872%, 07/03/2023 (Callable 04/01/2023) (2)	16,595,000	16,217,597
New York State Dormitory Authority,
2.550%, 07/01/2023	1,000,000	981,610
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 10/21/2022)	10,110,000	9,616,359
Tender Option Bond Trust,
3.270%, 05/01/2037 (Callable 05/01/2032)(Optional Put Date 10/07/2022) (2)(4)	5,625,000	5,625,000
Total Municipal Bonds (Cost $48,985,127)		48,288,514	0.9%

Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 3.759%, 10/25/2035 (1 Month LIBOR USD + 0.675%)(Callable 10/25/2022) (3)	27,479	27,451
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%, 10/25/2048 (Callable 10/25/2022) (2)(4)	16,262,771	15,026,730
Series 2019-1, Class A1, 3.805%, 01/25/2049 (Callable 10/25/2022) (2)(4)	5,153,897	4,836,988
Series 2019-2, Class A1, 3.347%, 04/25/2049 (Callable 10/25/2022) (2)(4)	8,924,605	8,351,796
Home Equity Asset Trust,
Series 2006-2, Class 2A4, 3.704%, 05/25/2036 (1 Month LIBOR USD + 0.620%)(Callable 10/25/2022) (2)(3)	64,850	64,782
Starwood Mortgage Residential Trust,
Series 2021-1, Class A1, 1.219%, 05/25/2065 (Callable 03/25/2023) (2)(4)	9,891,964	9,186,046
Towd Point Mortgage Trust:
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 07/25/2023) (2)(4)	2,854,454	2,810,920
Series 2017-5, Class A1, 3.684%, 02/26/2057 (1 Month LIBOR USD + 0.600%)(Callable 02/25/2024) (2)(3)	6,619,174	6,546,187
Series 2017-3, Class A1, 2.750%, 06/25/2057 (Callable 02/25/2024) (2)(4)	3,117,231	3,059,203
Series 2017-4, Class A1, 2.750%, 06/25/2057 (Callable 06/25/2025) (2)(4)	2,404,380	2,304,423
Series 2017-6, Class A1, 2.750%, 10/25/2057 (Callable 05/25/2025) (2)(4)	11,945,414	11,477,865
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 12/25/2024) (2)(4)	15,969,231	15,684,298
Total Residential Mortgage-Backed Securities (Cost $84,038,269)		79,376,689	1.4%

Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class A4, 4.371%, 09/12/2046 (Callable 09/10/2023) (4)	12,325,000	12,233,148
COMM Mortgage Trust:
Series 2013-LC6, Class A4, 2.941%, 01/12/2046 (Callable 02/10/2023)	3,495,333	3,484,597
Series 2013-CR12, Class A3, 3.765%, 10/15/2046 (Callable 11/10/2023)	7,852,956	7,754,242
Series 2013-CR12, Class A4, 4.046%, 10/15/2046 (Callable 11/10/2023)	29,665,774	29,303,401
GS Mortgage Securities Trust,
Series 2013-GC14, Class A5, 4.243%, 08/10/2046 (Callable 06/10/2025)	6,449,000	6,404,000
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A5, 2.960%, 04/15/2046 (Callable 05/15/2023)	27,960,000	27,597,244
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class A5, 3.664%, 07/17/2045 (Callable 06/15/2023)	25,325,000	25,071,352
Series 2013-C14, Class A4, 4.133%, 08/17/2046 (Callable 08/15/2023) (4)	28,293,645	28,058,196
Series 2013-C17, Class A4, 4.199%, 01/17/2047 (Callable 01/15/2024)	19,073,000	18,837,214
Series 2014-C18, Class A5, 4.079%, 02/15/2047 (Callable 01/15/2029)	8,458,000	8,324,151
Series 2014-C20, Class A5, 3.805%, 07/17/2047 (Callable 06/15/2024)	9,876,000	9,626,826
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Class A4, 2.918%, 02/16/2046 (Callable 01/15/2023)	3,551,152	3,539,901
Series 2013-C9, Class A4, 3.102%, 05/17/2046 (Callable 05/15/2023)	18,145,820	17,918,760
Series 2013-C10, Class A4, 4.206%, 07/17/2046 (Callable 06/15/2028) (4)	33,705,000	33,415,700
Series 2013-C12, Class A4, 4.259%, 10/17/2046 (Callable 10/15/2023) (4)	5,182,823	5,138,336
Series 2013-C8, Class A4, 3.134%, 12/17/2048 (Callable 02/15/2023)	13,707,803	13,670,112
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class ASB, 3.928%, 07/17/2046 (Callable 07/15/2023) (4)	7,695,693	7,667,005
Series 2013-LC12, Class A4, 4.218%, 07/17/2046 (Callable 07/15/2023) (4)	1,832,000	1,814,987
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/17/2045 (Callable 02/15/2023)	5,481,576	5,462,296
Series 2012-C10, Class A3, 2.875%, 12/15/2045 (Callable 12/15/2022)	6,115,499	6,101,837
Series 2013-C14, Class ASB, 2.977%, 06/15/2046 (Callable 06/15/2023)	71,708	71,383
Series 2013-C14, Class A5, 3.337%, 06/15/2046 (Callable 06/15/2023)	13,060,000	12,897,642
Series 2013-C15, Class A4, 4.153%, 08/17/2046 (Callable 08/15/2023) (4)	12,676,000	12,544,873
Total Commercial Mortgage-Backed Securities (Cost $299,052,990)		296,937,203	5.4%

Asset Backed Securities
Affirm Asset Securitization Trust:
Series 2020-Z2, Class A, 1.900%, 01/15/2025 (Callable 04/15/2023) (2)	27,981,654	27,348,785
Series 2021-Z1, Class A, 1.070%, 08/15/2025 (Callable 07/15/2023) (2)	31,314,600	30,350,881
Ally Auto Receivables,
Series 2019-3, Class A3, 1.930%, 05/15/2024 (Callable 01/15/2023)	2,307,451	2,302,379
ARI Fleet Lease Trust:
Series 2018-B, Class A3, 3.430%, 08/16/2027 (Callable 10/15/2022) (2)	4,301,097	4,266,378
Series 2019-A, Class A2A, 2.410%, 11/15/2027 (Callable 10/15/2022) (2)	1,485,232	1,483,857
Capital One Prime Auto Receivables Trust:
Series 2020-1, Class A3, 1.600%, 11/15/2024 (Callable 07/15/2023)	16,904,417	16,752,813
Series 2022-2, Class A2A, 3.740%, 09/15/2025 (Callable 09/15/2023)	21,375,000	21,229,960
CarMax Auto Owner Trust:
Series 2018-4, Class A4, 3.480%, 02/15/2024 (Callable 12/15/2022)	3,589,803	3,589,652
Series 2021-2, Class A2A, 0.270%, 06/17/2024 (Callable 11/15/2022)	1,410,908	1,407,548
Chase Auto Credit Linked Notes:
Series 2021-1, Class B, 0.875%, 09/25/2028 (Callable 05/25/2024) (2)	22,076,385	21,325,598
Series 2021-2, Class B, 0.889%, 12/25/2028 (Callable 06/25/2024) (2)	694,674	668,346
Chase Auto Owner Trust,
Series 2022-AA, Class A2, 4.210%, 10/27/2025 (Callable 03/25/2024) (2)	8,875,000	8,809,435
Chase Issuance Trust,
Series 2020-A1, Class A1, 1.530%, 01/15/2025	62,350,000	61,962,432
Chesapeake Funding II LLC,
Series 2019-1A, Class A1, 2.940%, 04/15/2031 (Callable 10/15/2022) (2)	1,062,628	1,062,307
Citibank Credit Card Issuance Trust,
Series 2018-A6, Class A6, 3.210%, 12/09/2024	6,985,000	6,980,812
Dell Equipment Finance Trust:
Series 2020-1, Class A3, 2.240%, 02/22/2023 (Callable 10/22/2022) (2)	1,470,759	1,469,094
Series 2022-2, Class A2, 4.030%, 07/22/2027 (Callable 05/22/2024) (2)	20,000,000	19,883,814
Discover Card Execution Note Trust,
Series 2019-A3, Class A, 1.890%, 10/15/2024	14,750,000	14,742,501
DLLAD LLC,
Series 2021-1A, Class A2, 0.350%, 09/20/2024 (Callable 07/20/2023) (2)	11,895,848	11,670,900
Donlen Fleet Lease Funding 2 LLC,
Series 2021-2, Class A2, 0.560%, 12/11/2034 (2)	2,190,943	2,116,082
Ford Credit Auto Owner Trust:
Series 2019-A, Class A4, 2.850%, 08/15/2024 (Callable 01/15/2023)	8,330,979	8,309,132
Series 2018-2, Class A, 3.470%, 01/15/2030 (Callable 07/15/2023) (2)	18,934,000	18,752,319
Ford Credit Floorplan Master Owner Trust,
Series 2018-2, Class A, 3.170%, 03/15/2025	13,900,000	13,801,167
Harley-Davidson Motorcycle Trust,
Series 2021-B, Class A2, 0.240%, 12/15/2024 (Callable 11/15/2022)	1,674,485	1,670,280
Honda Auto Receivables Owner Trust,
Series 2021-3, Class A2, 0.200%, 02/20/2024 (Callable 03/18/2023)	7,962,250	7,896,316
HPEFS Equipment Trust:
Series 2021-2A, Class A2, 0.300%, 09/20/2028 (Callable 02/20/2023) (2)	7,970,933	7,909,803
Series 2022-1A, Class A2, 1.020%, 05/21/2029 (Callable 08/20/2023) (2)	3,265,000	3,202,233
Series 2021-1A, Class A2, 0.270%, 03/20/2031 (Callable 11/20/2022) (2)	3,758,795	3,747,540
Hyundai Auto Lease Securitization Trust,
Series 2022-A, Class A2, 0.810%, 04/15/2024 (Callable 08/15/2023) (2)	14,715,311	14,442,673
Kubota Credit Owner Trust:
Series 2021-1A, Class A2, 0.310%, 04/15/2024 (Callable 04/15/2023) (2)	14,862,623	14,694,599
Series 2021-2A, Class A2, 0.260%, 06/17/2024 (Callable 06/15/2023) (2)	13,216,114	13,014,480
Marlette Funding Trust:
Series 2021-2A, Class A, 0.510%, 09/15/2031 (Callable 12/15/2022) (2)	3,336,742	3,319,053
Series 2021-3A, Class A, 0.650%, 12/15/2031 (Callable 06/15/2023) (2)	9,172,371	9,026,739
Mercedes-Benz Auto Receivables Trust,
Series 2019-1, Class A3, 1.940%, 03/15/2024 (Callable 12/15/2022)	880,808	879,365
MMAF Equipment Finance LLC:
Series 2020-A, Class A2, 0.740%, 04/09/2024 (Callable 07/09/2023) (2)	3,652,344	3,599,622
Series 2016-AA, Class A5, 2.210%, 12/15/2032 (Callable 04/15/2023) (2)	6,301,388	6,251,742
NextGear Floorplan Master Owner Trust:
Series 2019-2A, Class A2, 2.070%, 10/15/2024 (2)	28,124,000	28,088,727
Series 2020-1A, Class A2, 1.550%, 02/15/2025 (2)	18,472,000	18,281,864
PFS Financing Corp.:
Series 2019-C, Class A, 2.230%, 10/15/2024 (2)	19,323,000	19,305,864
Series 2020-A, Class A, 1.270%, 06/15/2025 (2)	17,671,000	17,182,434
Series 2020-E, Class A, 1.000%, 10/15/2025 (2)	6,251,000	5,996,291
Santander Bank Auto Credit,
Series 2022-A, Class B, 5.281%, 05/17/2032 (Callable 11/15/2024) (2)	13,552,789	13,309,597
Santander Bank NA,
Series 2021-1A, Class B, 1.833%, 12/15/2031 (Callable 06/15/2024) (2)	19,718,761	19,010,008
Santander Consumer Auto Receivables Trust,
Series 2020-AA, Class A, 1.370%, 10/15/2024 (Callable 10/15/2022) (2)	486,841	486,380
Santander Retail Auto Lease Trust:
Series 2021-A, Class A2, 0.320%, 02/20/2024 (Callable 01/20/2023) (2)	14,909,758	14,833,757
Series 2022-A, Class A2, 0.970%, 03/20/2025 (Callable 10/20/2023) (2)	11,789,165	11,483,131
Synchrony Credit Card Master Note Trust,
Series 2017-2, Class A, 2.620%, 10/15/2025	2,800,000	2,799,380
Towd Point Mortgage Trust:
Series 2019-MH1, Class A1, 3.000%, 11/25/2058 (Callable 11/25/2023) (2)(4)	1,179,651	1,156,182
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 10/25/2022) (2)(4)	15,070,364	13,983,510
Verizon Owner Trust,
Series 2020-B, Class A, 0.470%, 02/20/2025 (Callable 09/20/2023)	18,685,474	18,396,677
Wheels SPV 2 LLC:
Series 2019-1A, Class A3, 2.350%, 05/22/2028 (Callable 12/20/2022) (2)	14,172,307	14,133,392
Series 2019-1A, Class A4, 2.520%, 05/22/2028 (Callable 12/20/2022) (2)	7,375,000	7,282,331
Series 2020-1A, Class A2, 0.510%, 08/20/2029 (Callable 06/20/2023) (2)	7,124,190	7,030,778
World Omni Auto Receivables Trust,
Series 2019-C, Class A3, 1.960%, 12/15/2024 (Callable 05/15/2023)	5,339,149	5,304,074
Total Asset Backed Securities (Cost $616,685,780)		608,005,014	10.9%
Total Long-Term Investments (Cost $5,475,426,277)		5,417,083,077	97.4%

SHORT-TERM INVESTMENTS
Commercial Paper
Baptist Memorial Health Care Corporation, 3.75%, 10/18/2022	25,726,000	25,726,214
Catholic Health Initiatives, 4.26% (6), 10/06/2022	23,000,000	22,983,670
Total Commercial Paper (Cost $48,712,823)		48,709,884	0.9%
	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.80% (5)	81,844,312	81,844,312
Total Money Market Mutual Fund (Cost $81,844,312)		81,844,312	1.5%
Total Short-Term Investments (Cost $130,557,135)		130,554,196	2.4%
Total Investments (Cost $5,605,983,412)		5,547,637,273	99.8%
Other Assets in Excess of Liabilities		13,534,044	0.2%
TOTAL NET ASSETS		$5,561,171,317	100.0%

Notes to Schedule of Investments
CMT	Constant Maturity Treasury
LIBOR	London Inter-bank Offered Rate
SOFR	Secured Overnight Financing Rate

(1)	Foreign security.
(2)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2022, the value of these securities totaled $1,262,693,937, which represented 22.71% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2022.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2022.
(5)	Seven-day yield.
(6)	Effective yield as of September 30, 2022.

Baird Ultra Short Bond Fund
Summary of Fair Value Exposure at September 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$1,052,719,595	$–	$1,052,719,595
Corporate Bonds	–	3,331,756,062	–	3,331,756,062
Municipal Bonds	–	48,288,514	–	48,288,514
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	79,376,689	–	79,376,689
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	296,937,203	–	296,937,203
Asset Backed Securities	–	608,005,014	–	608,005,014
Total Long-Term Investments	–	5,417,083,077	–	5,417,083,077
Short-Term Investments
Commercial Paper	–	48,709,884	–	48,709,884
Money Market Mutual Fund	81,844,312	–	–	81,844,312
Total Short-Term Investments	81,844,312	48,709,884	–	130,554,196
Total Investments	$81,844,312	$5,465,792,961	$–	$5,547,637,273

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.